AEGON/TRANSAMERICA SERIES TRUST

Great Companies – TechnologySM

Templeton Great Companies Global

Great Companies -AmericaSM

Janus Growth

Supplement dated July 21, 2006 to the Prospectus dated May 1, 2006, as previously supplemented

The following information supplements, amends and replaces the information in the Prospectus regarding Great Companies - TechnologySM and Templeton Great Companies Global:

At a meeting held on July 18-19, 2006, the Board of Trustees of AEGON/Transamerica Series Trust (the “Board”) approved the appointment of Transamerica Investment Management, LLC (“TIM”), located at 1150 South Olive Street, Suite 2700 Los Angeles, California 90015, to replace Great Companies, LLC (“Great Companies”) as the sub-adviser of Great Companies - TechnologySM and the appointment of TIM as the sub-adviser of the portion of Templeton Great Companies Global’s portfolio that currently is sub-advised by Great Companies. Templeton Great Companies Global currently is co-sub-advised by Great Companies and Templeton Investment Counsel, LLC (“Templeton”). The portion of Templeton Great Companies Global’s portfolio managed by Templeton will not be affected by the proposed change and will remain sub-advised by Templeton. TIM is expected to replace Great Companies as sub-adviser of the portfolios on or about August 1, 2006.

The Board has approved the appointment of TIM on an interim basis only, pending shareholder consideration of the appointments. Each portfolio’s investment objective, strategies and risks will remain substantially the same during this interim period, as TIM will continue to manage each portfolio in accordance with the investment program currently disclosed in the portfolios’ prospectus. The portfolios’ investment advisory and sub-advisory fees also will remain unchanged during the interim period. At a meeting currently scheduled to be held on or about October 18, 2006, shareholders of each portfolio will be asked to approve the appointment of TIM as sub-adviser on a longer-term basis, which may result in some changes to the portfolios’ investment program. A proxy statement will be sent to shareholders of record as of August 4, 2006 to discuss each proposed appointment of TIM in detail.

Upon the effective date of the appointment of TIM, all references to “Great Companies” as the portfolios’ current sub-adviser will be changed to “TIM”.

The discussion regarding Great Companies’ portfolio managers under the section entitled “Portfolio Managers” in the description of Great Companies – TechnologySM is replaced with the following paragraphs discussing TIM’s portfolio managers for the portfolio:

KIRK J. KIM, (Lead Portfolio Manager), is Principal and Portfolio Manager at TIM. Mr. Kim manages sub-advised funds and institutional separate accounts in the convertible bond discipline. Prior to joining TIM’s predecessor in 1997, he worked as a securities analyst for The Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

GARY U. ROLLÉ, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM’s predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

JOSHUA D. SHASKAN, CFA, is Principal and Portfolio Manager at TIM. He manages accounts in the Small and Small/Mid Cap Growth Equity disciplines. He joined TIM in 2005 when acquired Westcap Investors, LLC. Prior to Westcap, Shaskan served as an Investment Specialist for Wells Fargo Securities. He earned an M.B.A. from UCLA and has 13 years of investment experience.

JEFFREY J. HOO, CFA, is Principal and Portfolio Manager at TIM. Hoo manages sub-advised funds and institutional separate accounts in the Micro Cap Equity discipline. He joined TIM in 2005 when the firm acquired Westcap Investors, LLC. Prior to Westcap, Mr. Hoo worked at Sony Pictures Entertainment and KPMG Peat Marwick. Mr. Hoo earned a B.A. from Duke University and an M.B.A. from UCLA.

The discussion regarding Great Companies’ portfolio managers under the section entitled “Portfolio Managers” in the description of Templeton Great Companies Global is replaced with the following paragraph discussing TIM’s portfolio manager for the portfolio:

GARY U. ROLLÉ, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM’s predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

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The following information supplements, amends and replaces the information in the Prospectus regarding Great Companies - AmericaSM:

At a meeting held on July 18-19, 2006, the Board approved the appointment of TIM to replace Great Companies as the sub-adviser of Great Companies - AmericaSM, effective on or about August 1, 2006. The Board has approved the appointment of TIM on an interim basis only, pending shareholder consideration of the appointment. The portfolio’s investment objective, strategies and risks will remain substantially the same during this interim period, as TIM will continue to manage the portfolio in accordance with the investment program currently disclosed in the portfolio’s prospectus. The portfolio’s investment advisory and sub-advisory fees also will remain unchanged during the interim period.

At the same meeting, the Board also approved an Agreement and Plan of Reorganization relating to the proposed reorganization of Great Companies - AmericaSM with and into Transamerica Equity, which currently is sub-advised by TIM. At a meeting currently scheduled to be held on or about October 18, 2006, shareholders of record as of August 4, 2006 will be asked to approve the proposed reorganization. At the meeting, shareholders also will be asked to approve the appointment of TIM as sub-adviser to the portfolio. A proxy statement/prospectus will be sent to shareholders to discuss these proposals in detail. If the proposed reorganization is approved by shareholders, it is expected that the reorganization will take place on or about November 1, 2006.

Upon the effective date of the appointment of TIM, all references to “Great Companies” as the portfolio’s current sub-adviser will be changed to “TIM”.

The discussion regarding Great Companies’ portfolio managers under the section entitled “Portfolio Managers” in the description of Great Companies – AmericaSM is replaced with the following paragraph discussing TIM’s portfolio manager for the portfolio:

GARY U. ROLLÉ, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM’s predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the Large Growth Equity discipline. From 1980 to 1982 he served as the Chief Investment Officer for SunAmerica then returned to Transamerica as Chief Investment Officer. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

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The following information supplements, amends and replaces the information in the Prospectus regarding Janus Growth:

At a meeting held on July 18-19, 2006, the Board approved an Agreement and Plan of Reorganization relating to the proposed reorganization of Janus Growth with and into Transamerica Equity, which currently is sub-advised by TIM. At a meeting currently scheduled to be held on or about October 18, 2006, shareholders of record as of August 4, 2006 will be asked to approve the proposed reorganization. A proxy statement/prospectus will be sent to shareholders to discuss this proposed reorganization in detail. If the proposed reorganization is approved by shareholders, it is expected that the reorganization will take place on or about November 1, 2006.

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Investors Should Retain This Supplement for Future Use